Ohio Tax-Free Bond Fund (Prospectus Summary) | Ohio Tax-Free Bond Fund
TOUCHSTONE OHIO TAX-FREE BOND FUND SUMMARY
The Fund's Investment Goal
The Touchstone Ohio Tax-Free Bond Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or more in the
Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 23 and in the section entitled
"Other Purchase and Redemption Information" in the Fund's Statement of
Additional Information on page 32.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ohio Tax-Free Bond Fund (USD $)	Class A	Class C
Maximum Sales (Load) Charge Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%
Wire Redemption Fee	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ohio Tax-Free Bond Fund		Class A	Class C
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		0.25%	1.00%
Other Expenses		0.37%	0.57%
Total Annual Fund Operating Expenses		1.12%	2.07%
Fee Waiver and/or Expense Reimbursement	[1]	(0.27%)	(0.47%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.85%	1.60%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.85% and 1.60% for Class A shares and Class C shares, respectively. This expense limitation will remain in effect until at least October 29, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Ohio Tax-Free Bond Fund (USD $)	Class A	Class C
Expense Example, with Redemption, 1 Year	558	263
Expense Example, with Redemption, 3 Years	789	603
Expense Example, with Redemption, 5 Years	1,038	1,070
Expense Example, with Redemption, 10 Years	1,750	2,363

Assuming No Redemption Class C
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Ohio Tax-Free Bond Fund Class C	163	603	1,070	2,363

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund invests at least 80% of its assets in high-quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds. High-quality, long-term Ohio municipal obligations are, for purposes of this Fund, considered to be obligations rated within the three highest rating categories, with remaining maturities of 3 years or more. This is a non-fundamental investment policy and the Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

The Fund invests primarily in Ohio municipal obligations rated within the three highest rating categories. The Fund may also purchase Ohio municipal obligations and other securities rated within the four highest rating categories. If a security's rating is reduced below the four highest rating categories, the security will be sold. A security may also be sold due to changes in market conditions or
Fort Washington Investment Advisors, Inc.'s ("Fort Washington" or the "Sub-Advisor")
outlook. The Fund may purchase unrated obligations that the Sub-Advisor determines to be of comparable quality. The Fund has a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders. The Fund will seek to maintain an average weighted maturity of more than 10 years, but may reduce its average weighted maturity to 10 years or below if warranted by market conditions.

The Fund concentrates its investments in securities of issuers located in the
State of Ohio and is non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in private activity bonds and industrial development bonds which may be backed only by nongovernmental entities. Under normal circumstances, the Fund will limit its investment in securities whose income is subject to the alternative minimum tax to less than 20% of its assets. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Investment-Grade Securities Risk: Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization ("NRSRO")
to below investment-grade status, which would increase the risk of holding these securities, or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well.  For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value, credit quality or income potential of a particular security is incorrect.

Municipal Securities Risk: The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of bankruptcy. In addition, the ongoing issues facing the national economy may negatively impact the economic performance of issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.
Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks or other financial institutions could have a negative effect on the value of the Fund's portfolio securities.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the
Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Prepayment Risk: Prepayment risk is the risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Rating Agency Risk: Ratings represent the opinion of a Nationally Recognized
Statistical Rating Organization ("NRSRO") regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular bond market sector (e.g., housing agency bonds or airport bonds) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

State Risk: Political and economic conditions in the state of Ohio may impact the value of Ohio municipal obligations. The Fund may lose value due to decreased economic growth, increased unemployment and decreased tax revenue in the state of Ohio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund. The bar chart shows changes in performance
(before taxes) of the Fund's Class A shares for each of the last 10 calendar years. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.
Ohio Tax-Free Bond Fund -- Class A Total Returns as of December 31

Best Quarter: 3rd Quarter 2009 5.43% Worst Quarter: 4th Quarter 2010 (3.88%) The year-to-date return of the Fund's Class A shares as of September 30, 2012 is 6.32%.
The performance table shows how the Fund's average annual total returns (before and after taxes) for 1, 5 and 10 years compare with those of the Barclays
Capital Municipal Bond Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns Ohio Tax-Free Bond Fund	Label	1 Year	5 Years	10 Years
Class A	Ohio Tax-Free Bond Fund - Class A Return Before Taxes	3.41%	3.30%	4.04%
Class A After Taxes on Distributions	Ohio Tax-Free Bond Fund - Class A Return After Taxes on Distributions	3.39%	3.24%	3.93%
Class A After Taxes on Distributions and Sales	Ohio Tax-Free Bond Fund - Class A Return After Taxes on Distributions and Sale of Fund Shares	3.51%	3.34%	3.99%
Class C	Ohio Tax-Free Bond Fund - Class C Return Before Taxes	6.80%	3.53%	3.77%
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	10.70%	5.22%	5.38%